Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Accrued payroll and welfare expenses	¥ 101,864,007	¥ 80,806,138
Income tax payable	138,131,812	103,337,008
Other tax payable	58,189,283	39,220,006
Dividend payable	10,160,503	7,499,998
Amounts due to related parties-current	6,118,678
Deferred revenue - current from related parties	121,644,250	83,752,232
Deferred revenues - current	36,432,195	58,157,948
Other current liabilities	10,397,008	4,742,957
Amounts due to related parties-non-current		34,286,208
Deferred revenue - non-current from related parties	75,413,617	30,708,429
Deferred revenue - non-current	5,677,905	3,561,506
Non-current uncertain tax position liabilities	5,938,816	5,372,253
Deferred tax liabilities- non-current	¥ 9,815,595	¥ 13,688,541
Shareholders' Equity:
Ordinary shares, shares authorized | shares	1,000,000,000	1,000,000,000
Ordinary shares, shares issued | shares	193,720,706	179,586,759
Ordinary shares, shares outstanding | shares	193,720,706	179,586,759
Short-term investments
Investments, fair value	¥ 5,210,000	¥ 6,776,400
Consolidated VIEs and VIEs' subsidiaries
Accrued payroll and welfare expenses	13,202,322	28,071,443
Income tax payable	88,720,024	61,723,954
Other tax payable	30,650,996	19,108,658
Dividend payable	10,160,503	7,499,998
Amounts due to related parties-current	1,435,700	0
Deferred revenue - current from related parties	117,167,110	78,206,048
Deferred revenues - current	36,098,862	49,773,048
Other current liabilities	1,737,863	2,106,219
Amounts due to related parties-non-current	0	0
Deferred revenue - non-current from related parties	74,798,150	28,732,803
Deferred revenue - non-current	5,583,565	3,561,506
Non-current uncertain tax position liabilities	5,938,816	5,372,253
Deferred tax liabilities- non-current	¥ 0	¥ 0